K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

July 22, 2015

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Life Series Funds
File Nos. 002-98409; 811-04325
Post-Effective Amendment No. 71

Dear Sir or Madam:
Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the First Investors Life Series Funds (the “Registrant”) is Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.
The primary purpose of this filing is to register the First Investors Life Series Balanced Income Fund (the “Fund”) as a new series of the Registrant.  The Registrant notes that on June 26, 2015, First Investors Income Funds (File Nos. 811-03697; 002-89287) filed Post-Effective Amendment No. 75 to its Registration Statement on Form N-1A (accession number: 0000898432-15-000839) to register the shares of the First Investors Balanced Income Fund, which will be managed similarly to the Fund but varies in the method by which it will be distributed.  Accordingly, we request that the SEC Staff use the selective review procedures made available by 1933 Act Release No. 6510 (Feb. 15, 1984).

The Registrant has elected that this filing be automatically effective 75 days after filing pursuant to Rule 485(a)(2) under 1933 Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber
Attachments

cc:	Mary Carty
Mary Najem
First Investors Management Company, Inc.